Unaudited Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	£ 12,555	£ 12,572	£ 12,807
Property, plant and equipment	4,238	4,089	3,953
Biological assets	26	23	21
Investments in associates and joint ventures	3,230	3,009	3,053
Other investments	48	46	49
Other receivables	59	46	56
Other financial assets	281	182	184
Deferred tax assets	106	122	179
Post employment benefit assets	1,036	935	300
Non-current assets, Total	21,579	21,024	20,602
Current assets
Inventories	5,276	5,015	4,919
Trade and other receivables	3,541	2,678	3,431
Assets held for sale	83	24
Corporate tax receivables	12	65	107
Other financial assets	12	35	123
Cash and cash equivalents	1,591	874	920
Current assets, Total	10,515	8,691	9,500
Total assets	32,094	29,715	30,102
Current liabilities
Borrowings and bank overdrafts	(1,742)	(1,828)	(2,378)
Other financial liabilities	(386)	(230)	(324)
Trade and other payables	(4,415)	(3,950)	(4,142)
Liabilities held for sale	(32)
Corporate tax payables	(446)	(243)	(300)
Provisions	(107)	(109)	(109)
Current liabilities	(7,128)	(6,360)	(7,253)
Non-current liabilities
Borrowings	(10,272)	(8,074)	(7,647)
Other financial liabilities	(154)	(212)	(426)
Other payables	(250)	(209)	(196)
Provisions	(295)	(288)	(286)
Deferred tax liabilities	(2,123)	(1,987)	(1,786)
Post employment benefit liabilities	(739)	(872)	(818)
Non-current liabilities	(13,833)	(11,642)	(11,159)
Total liabilities	(20,961)	(18,002)	(18,412)
Net assets	11,133	11,713	11,690
Equity
Share capital	767	780	789
Share premium	1,350	1,349	1,349
Other reserves	2,341	2,133	2,362
Retained earnings	4,908	5,686	5,422
Equity attributable to equity shareholders of the parent company	9,366	9,948	9,922
Non-controlling interests	1,767	1,765	1,768
Total equity	£ 11,133	£ 11,713	£ 11,690